Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 13, 2012
Registrant Name	dei_EntityRegistrantName	MML SERIES INVESTMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000067160
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 13, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2011